Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2011
GuarantorAnd Nonguarantor Subsidiary Consolidating Financial Statements [Abstract]
Guarantor And Nonguarantor Subsidiary Consolidating Financial Statements [Textblock]

Note 25 – Guarantor Subsidiaries

Certain of our wholly-owned domestic subsidiaries have, jointly and severally, fully and unconditionally guaranteed the Senior Notes. Pursuant to SEC regulations, we have presented in columnar format the condensed consolidating financial information for Endeavour International Corporation, the guarantor subsidiaries on a combined basis, and all non-guarantor subsidiaries on a combined basis.

The subsidiary guarantees are unsecured obligations of each subsidiary guarantor and rank equally in right of payment with all senior indebtedness of that subsidiary guarantor and senior in right of payment to all subordinated indebtedness of that subsidiary guarantor. The subsidiary guarantees are effectively subordinated to any secured indebtedness of the subsidiary guarantor with respect to the assets securing the indebtedness. In addition, the subsidiary guarantees may be released in certain customary circumstances, including (i) the sale of all or substantially all of the properties or assets or a guarantor, (ii) the sale of the capital stock of a guarantor, (iii) the designation of a guarantor as an “Unrestricted Subsidiary,” (iv) upon legal defeasance of the Senior Notes or satisfaction and discharge of the indentures governing the Senior Notes, (v) upon the liquidation or dissolution of the guarantor or (vi) if the guarantor ceases to guarantee other of our indebtedness and ceases to be a material subsidiary, each of which is subject to important limitations in the indentures governing the Senior Notes.

Condensed consolidating financial statements for our guarantor subsidiaries and non-guarantor subsidiaries are presented in the following tables:

As of December 31, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$2,951	$103,085	$-	$106,036
Accounts receivable	-	4,141	4,508	-	8,649
Prepaid expenses and other	-	1,129	17,711	-	18,840
Current Assets	-	8,221	125,304	-	133,525

Property, plant and equipment, net	-	127,739	421,457	-	549,196
Goodwill	-	-	211,886	-	211,886
Long-term receivables due from affiliates	388,676	144,305	68,392	(601,373)	-
Investments in subsidiaries	57,662	120,077	-	(177,739)	-
Other assets	5,414	6,083	18,887	-	30,384
Total Assets	$451,752	$406,425	$845,926	$(779,112)	$924,991

Accounts payable	$-	$17,655	$44,620	$-	$62,275
Current maturities of debt	10,000	-	2,350	-	12,350
Accrued expenses and other	4,847	4,799	10,903	-	20,549
Current Liabilities	14,847	22,454	57,873	-	95,174
Long-term debt	157,012	-	298,016	-	455,028
Long-term liabilities due from affiliates		456,658	144,715	(601,373)	-
Deferred taxes	-	-	115,759	-	115,759
Other liabilities	2,326	288	58,634	-	61,248
Total Liabilities	174,185	479,400	674,997	(601,373)	727,209

Series C convertible preferred stock	43,703	-	-	-	43,703
Stockholders' equity	233,864	(72,975)	170,929	(177,739)	154,079
Total Liabilities and Equity	$451,752	$406,425	$845,926	$(779,112)	$924,991

As of December 31, 2010
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$-	$709	$98,558	$-	$99,267
Restricted cash	-	50	31,726	-	31,776
Accounts receivable	-	2,494	5,574	-	8,068
Prepaid expenses and other	45	1,408	7,265	-	8,718
Current Assets	45	4,661	143,123	-	147,829

Property, plant and equipment, net	(60)	113,857	250,880	-	364,677
Goodwill	-	-	211,886	-	211,886
Long-term receivables due from affiliates	250,365	99,059	59,804	(409,228)	-
Investments in subsidiaries	57,662	120,077	-	(177,739)	-
Other assets	852	464	24,579	-	25,895
Total Assets	$308,864	$338,118	$690,272	$(586,967)	$750,287

Accounts payable	$-	$9,969	$22,473	$-	$32,442
Current maturities of debt	20,000	-	1,600	-	21,600
Accrued expenses and other	3,847	6,845	11,950	-	22,642
Current Liabilities	23,847	16,814	36,023	-	76,684
Long-term debt	112,383	-	211,323	-	323,706
Long-term liabilities due from affiliates	-	310,157	99,071	(409,228)	-
Deferred taxes	-	-	77,200	-	77,200
Other liabilities	-	781	64,146	-	64,927
Total Liabilities	136,230	327,752	487,763	(409,228)	542,517

Series C convertible preferred stock	53,152	-	-	-	53,152
Stockholders' equity	119,482	10,366	202,509	(177,739)	154,618
Total Liabilities and Equity	$308,864	$338,118	$690,272	$(586,967)	$750,287

For the Year Ended December 31, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$18,337	$41,754	$-	$60,091
Operating expenses	-	9,046	8,622	-	17,668
DD&A expense	-	11,490	14,988	-	26,478
Impairment of oil and gas properties	-	65,706	-	-	65,706
G&A expenses	2,198	10,789	4,866	-	17,853
Income (loss) from Operations	(2,198)	(78,694)	13,278	-	(67,614)

Derivatives:
Unrealized gains (losses)	(2,642)	-	11,020	-	8,378
Interest expense	(11,025)	(3,964)	(38,894)	8,588	(45,295)
Other income (expense)	(211)	(678)	10,074	(8,588)	597
Loss before taxes	(16,076)	(83,336)	(4,522)	-	(103,934)
Income tax expense	-	3	27,058	-	27,061
Net loss	(16,076)	(83,339)	(31,580)	-	(130,995)
Preferred stock dividends	1,974	-	-	-	1,974
Net loss to common shareholders	$(18,050)	$(83,339)	$(31,580)	$-	$(132,969)

For the Year Ended December 31, 2010
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$11,174	$60,501	$-	$71,675
Operating expenses	(19)	4,280	11,086	-	15,347
DD&A expense	-	6,202	22,692	-	28,894
Impairment of oil and gas properties	-	7,692	-	-	7,692
G&A expenses	2,629	11,465	4,321	-	18,415
Income (loss) from Operations	(2,610)	(18,465)	22,402	-	1,327

Derivatives:
Realized losses	-	-	(11,753)	-	(11,753)
Unrealized gains	2,258	-	10,033	-	12,291
Interest expense	(11,476)	(591)	(25,079)	2,554	(34,592)
Gain on sale of reserves in place	-	-	87,171	-	87,171
Other income (expense)	(1)	(93)	3,947	(2,554)	1,299
Income (loss) before taxes	(11,829)	(19,149)	86,721	-	55,743
Income tax benefit	-	-	(788)	-	(788)
Net income (loss)	(11,829)	(19,149)	87,509	-	56,531
Preferred stock dividends	2,227	-	-	-	2,227
Net income (loss) to common shareholders	$(14,056)	$(19,149)	$87,509	$-	$54,304

For the Year Ended December 31, 2009
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$-	$1,628	$60,665	$-	$62,293
Operating expenses	16	849	16,911	-	17,776
DD&A expense	-	1,648	32,372	-	34,020
Impairment of oil and gas properties	87	12,510	31,332	-	43,929
G&A expenses	2,298	10,168	4,500	-	16,966
Loss from Operations	(2,401)	(23,547)	(24,450)	-	(50,398)

Derivatives:
Realized gains	-	-	35,422	-	35,422
Unrealized gains (losses)	453	-	(56,051)	-	(55,598)
Interest expense	(6,149)	140	(13,284)	2,663	(16,630)
Other income (expense)	(2)	381	(5,199)	(2,663)	(7,483)
Loss before taxes	(8,099)	(23,026)	(63,562)	-	(94,687)
Income tax benefit	-	20	(7,178)	-	(7,158)
Income (Loss) from Continuing Operations	(8,099)	(23,046)	(56,384)	-	(87,529)
Income from Discontinued Operations	-	(49)	46,583	-	46,534
Net loss	(8,099)	(23,095)	(9,801)	-	(40,995)
Preferred stock dividends	21,211	-	-	-	21,211
Net loss to common shareholders	$(29,310)	$(23,095)	$(9,801)	$-	$(62,206)

For the Year Ended December 31, 2011
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net loss	$(16,076)	$(83,339)	$(31,580)	$-	$(130,995)
Adjustments to reconcile net loss to
net cash provided by (used in) operations
DD&A expense	-	11,490	14,988	-	26,478
Impairment of oil and gas properties	-	65,706	-	-	65,706
Deferred tax expense (benefit)	-	-	21,116	-	21,116
Unrealized (gains) losses on derivatives	2,327	315	(11,020)	-	(8,378)
Amortization of non-cash compensation	624	-	-	3,073	3,697
Amortization of loan costs and discount	1,049	-	11,588	-	12,637
Non-cash interest expense	880	-	11,931	-	12,811
Other	320	(298)	1,495	-	1,517
Changes in operating assets and liabilities:
(Increase) decrease in receivables	-	(1,597)	1,066	-	(531)
(Increase) decrease in other current assets	349	2,557	(16,234)	-	(13,328)
Increase (decrease) in liabilities	(134,457)	95,725	11,732	(3,073)	(30,073)
Net Cash Provided by (Used in)
Operating Activities	(144,984)	90,559	15,082	-	(39,343)

Cash Flows From Investing Activities:
Capital expenditures	-	(80,279)	(84,783)	-	(165,062)
Acquisitions, net of cash acquired	-	(8,027)	(25,048)	-	(33,075)
(Increase) decrease in restricted cash	-	-	31,726	-	31,726
Net Cash Used in Investing Activities	-	(88,306)	(78,105)	-	(166,411)

Cash Flows From Financing Activities:
Repayments of borrowings	(101,250)	-	(1,975)	-	(103,225)
Borrowings under debt agreements, net
of debt discount	135,000	-	75,000	-	210,000
Proceeds from issuance of common stock	118,444	-	-	-	118,444
Dividends paid	(1,816)	1,816	-	-	-
Financing costs paid	(5,916)	11,391	(5,475)	-	-
Other financing	522	(13,218)	-	-	(12,696)
Net Cash Provided by (Used in)
Financing Activities	144,984	(11)	67,550	-	212,523

Net Increase in Cash and Cash Equivalents	-	2,242	4,527	-	6,769
Cash and Cash Equivalents, Beginning
of Period	-	709	98,558	-	99,267
Cash and Cash Equivalents, End of Period	$-	$2,951	$103,085	$-	$106,036

For the Year Ended December 31, 2010
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net income (loss)	$(11,829)	$(19,149)	$87,509	$-	$56,531
Adjustments to reconcile net income (loss)
to net cash provided by (used in) operations
DD&A expense	-	6,202	22,692	-	28,894
Impairment of oil and gas properties	-	7,692	-	-	7,692
Deferred tax expense (benefit)	-	-	(3,367)	-	(3,367)
Unrealized (gains) losses on derivatives	(2,258)	-	(10,033)	-	(12,291)
Gain on sale	-	-	(87,171)	-	(87,171)
Amortization of non-cash compensation	689	-	-	3,003	3,692
Amortization of loan costs and discount	537	-	9,725	-	10,262
Non-cash interest expense	1,010	-	7,754	-	8,764
Other	307	(20)	(2,373)	-	(2,086)
Changes in operating assets and liabilities:
(Increase) decrease in receivables	-	(829)	7,561	-	6,732
(Increase) decrease in other current assets	1,252	(4,907)	(1,013)	-	(4,668)
Increase (decrease) in liabilities	(17,915)	85,445	(3,242)	(60,253)	4,035
Net Cash Provided by (Used in)
Operating Activities	(28,207)	74,434	28,042	(57,250)	17,019

Cash Flows From Investing Activities:
Capital expenditures	-	(34,036)	(57,971)	-	(92,007)
Acquisitions, net of cash acquired	-	(42,542)	(1,184)	-	(43,726)
Proceeds from sale of other asset	-	-	108,316	-	108,316
Issuance of note receivable to affiliates	-	-	(57,250)	57,250	-
(Increase) decrease in restricted cash	-	2,451	(31,348)	-	(28,897)
Net Cash Provided by (Used in)
Investing Activities	-	(74,127)	(39,437)	57,250	(56,314)

Cash Flows From Financing Activities:
Repayments of borrowings	-	-	(75,342)	-	(75,342)
Borrowings under debt agreements, net
of debt discount	-	-	185,000	-	185,000
Proceeds from issuance of common stock	30,181	-	-	-	30,181
Dividends paid	(2,070)	-	-	-	(2,070)
Financing costs paid	-	-	(26,590)	-	(26,590)
Other financing	96	-	-	-	96
Net Cash Provided by Financing Activities	28,207	-	83,068	-	111,275

Net Increase in Cash and Cash Equivalents	-	307	71,673	-	71,980
Cash and Cash Equivalents, Beginning
of Period	-	402	26,885	-	27,287
Cash and Cash Equivalents, End of Period	$-	$709	$98,558	$-	$99,267

For the Year Ended December 31, 2009
	Endeavour International Corporation	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash Flows from Operating Activities:
Net loss	$(8,099)	$(23,095)	$(9,801)	$-	$(40,995)
Adjustments to reconcile net loss to
net cash provided by (used in) operations
DD&A expense	-	1,647	37,054	-	38,701
Impairment of oil and gas properties	-	12,597	31,332	-	43,929
Deferred tax expense (benefit)	-	(20)	4,619	-	4,599
Unrealized (gains) losses on derivatives	(453)	-	56,051	-	55,598
Gain on sale	-	49	(47,357)	-	(47,308)
Amortization of non-cash compensation	340	-	-	2,823	3,163
Amortization of loan costs and discount	537	-	4,426	-	4,963
Non-cash interest expense	122	-	5,342	-	5,464
Other	42	26	3,177	-	3,245
Changes in operating assets and liabilities:
Decrease in receivables	-	1,302	2,676	-	3,978
(Increase) decrease in other current assets	(196)	1,681	6,004	-	7,489
Increase (decrease) in liabilities	43,098	(43,222)	(24,168)	(2,823)	(27,115)
Net Cash Provided by (Used in)
Operating Activities	35,391	(49,035)	69,355	-	55,711

Cash Flows From Investing Activities:
Capital expenditures	(749)	(8,035)	(90,457)	-	(99,241)
Acquisitions, net of cash acquired	-	(32,152)	-	-	(32,152)
Proceeds from sales, net of cash	-	(48)	144,701	-	144,653
Repayment of note receivable by affiliate	-	89,877	-	(89,877)	-
(Increase) decrease in restricted cash	-	(2,501)	20,361	-	17,860
Net Cash Provided by (Used in)
Investing Activities	(749)	47,141	74,605	(89,877)	31,120

Cash Flows From Financing Activities:
Repayments of borrowings	-	-	(154,335)	89,877	(64,458)
Borrowings under debt agreements, net
of debt discount	-		1,400	-	1,400
Redemption of preferred stock	(25,000)	-	-	-	(25,000)
Dividends paid	(9,625)	-	-	-	(9,625)
Other financing	(17)	-	-	-	(17)
Net Cash Provided by (Used in)
Financing Activities	(34,642)	-	(152,935)	89,877	(97,700)

Net Decrease in Cash and Cash Equivalents	-	(1,894)	(8,975)	-	(10,869)
Cash and Cash Equivalents, Beginning
of Period	-	2,296	35,860	-	38,156
Cash and Cash Equivalents, End of Period	$-	$402	$26,885	$-	$27,287